Expense Example - Third Avenue Value Portfolio - Third Avenue Value Portfolio	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	$ 1,651